Share-Based Payment Arrangements - Narrative (Details)		12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share)	$ 0.28	$ 0.28	$ 0.28
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in USD per share)	$ 4.59	$ 4.59	$ 4.03
Restricted share units and share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Vesting period		4 years
2021 Employee stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		10 years
Granted (in shares) | shares		3,872,000	4,255,000	4,224,000
Granted - weighted average exercise price per share (in USD per share)		$ 4.03	$ 2.81	$ 2.89
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Vesting period		4 years
Employee subscription rate	15.00%	15.00%
Discount rate on trading price	0.15	0.15
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares		4,472,000	4,920,000	0
Shares cancelled or forfeited (in shares) | shares		0	0	481,000
Share vested in period (in shares) | shares		1,230,000	10,337,000	10,817,000
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted (in USD per share)		$ 4.50	$ 3.21	$ 2.90
Restricted ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments granted (in USD per share)		$ 4.12	$ 3.21